Summary of Significant Accounting Policies (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2024 shares	Oct. 27, 2022 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 10, 2024 $ / shares
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Stock issued during period shares, new issues | shares					125,847	718,574	718,574	10,974
Prepayment shortfall percentage			100.00%		100.00%		100.00%
VWAP price percentage					90.00%		90.00%
Threshold period for closing of valuation					36 months		36 months
Cash settlement payment date					tenth		tenth
Share price | $ / shares			$ 20.00		$ 20.00		$ 20.00
Fair value of assets acquired					$ 11,000		$ 200,000
Grant income				$ 693,000	181,000	$ 2,273,000	2,885,000
Grant receivables							$ 1,360,000
Net loss			$ 0		$ 1,700,000
Conversion ratio							0.42
Federal tax rate							21.00%	21.00%
Tax Credit Carryforward, Description							These Section 174 Expenditures are required to be amortized over a 5- or 15- year period for domestic or foreign eligible expenditures, respectively.
Capitalized expenditures							$ 17,600,000
Capitalized expenditures remaining							$ 14,800,000
Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Forward purchase agreement term					36 months		36 months
Sale of shares | shares					100,000		100,000
Sale price per share | $ / shares			$ 100.00		$ 100.00		$ 100.00
Sale value					$ 10,000,000.0		$ 10,000,000.0
Shares terminated and cancelled | shares	34,000
Fair value			$ 4,500,000		4,500,000		4,500,000
Government Grants [Member]
Property, Plant and Equipment [Line Items]
Government grants award		$ 800,000
Grant income			$ 0	$ 700,000	$ 200,000	$ 2,300,000
Grant receivables							1,400,000
Government Grants [Member] | CIRM Award [Member]
Property, Plant and Equipment [Line Items]
Government grants award		3,100,000
Grant income							2,900,000
Grant receivables							1,400,000
Grant amount							0
Grant cash payments							$ 1,500,000
Government Grants [Member] | California Institute For Regenerative Medicine [Member]
Property, Plant and Equipment [Line Items]
Government grants award		$ 3,100,000
FLAG Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001
Stock issued during period shares, new issues | shares					100,000		100,000
Aggregate cash amount percentage					0.50%		0.50%
Reset price | $ / shares			$ 100.00		$ 100.00		$ 100.00
Nova Cell Inc [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			100.00%		100.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years		5 years		5 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years		5 years		5 years
Maximum [Member] | Nova Cell Inc [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			75.00%		75.00%
Maximum [Member] | Corporation Stock [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage							50.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years		3 years		3 years
Minimum [Member] | Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Sale price per share | $ / shares			$ 20.00		$ 20.00		$ 20.00
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years		3 years		3 years
Minimum [Member] | Corporation Stock [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage							5.00%